Offerings - Offering: 1	Jan. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, Par Value $1.00 per share
Amount Registered | shares	60,587,497
Maximum Aggregate Offering Price	$ 4,131,541,756.14
Fee Rate	0.01381%
Amount of Registration Fee	$ 570,565.92
Rule 457(f)	true
Amount of Securities Received | shares	61,823,976
Value of Securities Received, Per Share	66.8275
Value of Securities Received	$ 4,131,541,756.14
Fee Note MAOP	$ 4,131,541,756.14
Offering Note	Represents the estimated maximum number of shares of common stock, par value $1.00 per share ("Black Hills Common Stock"), of Black Hills Corporation (the "Registrant") expected to be issued or issuable upon completion of the merger and other transactions contemplated by the Agreement and Plan of Merger, dated as of August 18, 2025, by and among the Registrant, NorthWestern Energy Group, Inc. ("NorthWestern"), and River Merger Sub, Inc., a direct wholly owned subsidiary of the Registrant (as it may be amended from time to time, the "Merger Agreement") and is equal to the product of (a) the exchange ratio in the Merger Agreement of 0.98 and (b) 61,823,976 shares of NorthWestern Common Stock (as defined below), which is the sum of (i) 61,442,945 shares of NorthWestern common stock, par value $0.01 per share ("NorthWestern Common Stock"), of NorthWestern issued and outstanding as of January 26, 2026 and (ii) 381,031 shares of NorthWestern Common Stock issuable upon the exercise or settlement of the outstanding NorthWestern equity awards as of January 26, 2026. In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any securities that may be from time to time be offered or issued resulting from forward or reverse stock splits, stock dividends or similar transactions. Calculated pursuant to Rules 457(f)(1) and 457(c) under the Securities Act, solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act. Such amount equals the product of (a) $66.8275, the average of the high and the low prices per share of NorthWestern Common Stock, as reported on the Nasdaq Stock Market on January 26, 2026, which is within five business days prior to the filing of this Registration Statement on Form S-4, and (b) 61,823,976, which is the estimated maximum number of shares of NorthWestern Common Stock, as calculated in accordance with footnote (1) above, to be exchanged for shares of Black Hills Common Stock upon completion of the transactions contemplated by the Merger Agreement.